Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Directors fees	$ 2,066	$ 1,556	$ 4,077	$ 5,051
Salaries, wages, consultants and benefits	202,500	105,884	405,971	223,055
Stock-based compensation (Note 9)	44,174	45,581	89,212	89,449
Software technology development (Note 7)	895,692	816,153	1,828,895	1,491,680
Related Party [Member]
Related Party Transaction [Line Items]
Bonuses and incentive compensation	307,587	466,680	307,587	466,680
Directors fees	2,066	1,556	4,077	5,051
Salaries, wages, consultants and benefits	152,272	99,574	326,285	205,723
Selling and marketing	52,331	53,944	93,195	135,040
Stock-based compensation (Note 9)	18,424	17,381	37,205	34,333
Software technology development (Note 7)	104,106	103,576	196,402	146,223
Closing balance for the period	$ 636,786	$ 742,711	$ 964,751	$ 993,050